Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 503,642		¥ 503,939
Accumulated Amortization	(375,825)		(301,791)
Net Carrying Value	127,817	$ 17,511	202,148
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	202,100		202,100
Accumulated Amortization	(161,680)		(121,260)
Net Carrying Value	40,420	5,538	80,840
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	175,308		175,308
Accumulated Amortization	(111,138)		(100,448)
Net Carrying Value	64,170	8,790	74,860
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	73,500		73,500
Accumulated Amortization	(58,800)		(44,100)
Net Carrying Value	14,700	2,014	29,400
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	46,900		46,900
Accumulated Amortization	(38,640)		(30,380)
Net Carrying Value	8,260	1,132	16,520
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,784		3,045
Accumulated Amortization	(2,770)		(2,538)
Net Carrying Value	14	2	507
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,050		3,086
Accumulated Amortization	(2,797)		(3,065)
Net Carrying Value	¥ 253	$ 35	¥ 21